Organization and Basis of Presentation (Details) $ / shares in Units, $ in Thousands							3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 14, 2022 USD ($)	Sep. 15, 2022 $ / shares	Jul. 01, 2022 USD ($)	May 12, 2022 $ / shares	Apr. 04, 2022 USD ($) shares	Mar. 21, 2022 plan	Sep. 30, 2022 USD ($)	Jul. 01, 2022 $ / shares	Apr. 01, 2022	Oct. 01, 2021 USD ($)	Sep. 30, 2022 USD ($) segment	Oct. 01, 2021 USD ($)	Dec. 31, 2021 plan	Dec. 14, 2021 shares	May 19, 2021 shares
Concentration Risk [Line Items]
Number of reportable segments | segment											2
Quarterly cash dividend declared (in dollars per share) | $ / shares		$ 0.05		$ 0.05				$ 0.05
Payment of dividends			$ 3,000								$ 3,025	$ 0
Net income							$ 52,354			$ 60,614	163,040	195,679
Research and development expense							8,000			$ 9,100	27,100	$ 28,900
Colfax [Member]
Concentration Risk [Line Items]
Common Stock, Shares Subscribed but Unissued | shares															100
ESAB International Holdings [Member]
Concentration Risk [Line Items]
Common Stock, Shares Subscribed but Unissued | shares														100
Subsequent Event
Concentration Risk [Line Items]
Payment of dividends	$ 3,000
Russia
Concentration Risk [Line Items]
Net income							7,000				14,000
Foreign currency translation adjustment losses							$ 50,000				$ 50,000
Russia | Revenues | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk (as a percent)							7.00%				6.00%
Russia | Assets | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk (as a percent)											6.00%
Russian Federation and Ukraine | International Conflict
Concentration Risk [Line Items]
Increase for allowances on receivables											$ 4,000
Enovis Corporation
Concentration Risk [Line Items]
Cash consideration					$ 1,200,000
ESAB Corporation | Enovis Corporation
Concentration Risk [Line Items]
Ownership (as a percent)					10.00%
Common Stock
Concentration Risk [Line Items]
Percentage of outstanding stock after spin-off (as a percent)					90.00%				90.00%
Common Stock | Enovis Corporation
Concentration Risk [Line Items]
Number of shares recapitalized (in shares) | shares					3
Common Stock | ESAB Corporation | Enovis Corporation
Concentration Risk [Line Items]
Number of shares received (in shares) | shares					1
Defined Benefit Plan, Unfunded Plan
Concentration Risk [Line Items]
Number of unfunded plans | plan						2							2